LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
The Company issued long-term debt over the three years ended December 31, 2019 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	September 2019	Medium Term Notes	September 2029	700	3.00%
	September 2019	Medium Term Notes	July 2048	300	4.18%	[1]
	April 2019	Medium Term Notes	October 2049	1,000	4.34%
	October 2018	Senior Unsecured Notes	March 2049	US 1,000	5.10%
	October 2018	Senior Unsecured Notes	May 2028	US 400	4.25%	[2]
	July 2018	Medium Term Notes	July 2048	800	4.18%
	July 2018	Medium Term Notes	March 2028	200	3.39%	[3]
	May 2018	Senior Unsecured Notes	May 2028	US 1,000	4.25%
	May 2018	Senior Unsecured Notes	May 2048	US 1,000	4.875%
	May 2018	Senior Unsecured Notes	May 2038	US 500	4.75%
	November 2017	Senior Unsecured Notes	November 2019	US 550	Floating
	November 2017	Senior Unsecured Notes	November 2019	US 700	2.125%
	September 2017	Medium Term Notes	March 2028	300	3.39%
	September 2017	Medium Term Notes	September 2047	700	4.33%
NORTHERN COURIER PIPELINE LIMITED PARTNERSHIP[4,5]
	July 2019	Senior Secured Notes	June 2042	1,000	3.365%
NORTH BAJA PIPELINE, LLC
	December 2018	Unsecured Term Loan	December 2021	US 50	Floating
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	April 2018	Unsecured Loan Facility	April 2023	US 19	Floating
TUSCARORA GAS TRANSMISSION COMPANY
	August 2017	Unsecured Term Loan	August 2020	US 25	Floating
TC PIPELINES, LP
	May 2017	Senior Unsecured Notes	May 2027	US 500	3.90%

1	Reflects coupon rate on re-opening of a pre-existing medium-term notes (MTN) issue. The MTNs were issued at a premium to par, resulting in a re-issuance yield of 3.991 per cent.

2	Reflects coupon rate on re-opening of a pre-existing senior unsecured notes issue. The notes were issued at a discount to par, resulting in a re-issuance yield of 4.439 per cent.

3	Reflects coupon rate on re-opening of a pre-existing MTN issue. The MTNs were issued at a discount to par, resulting in a re-issuance yield of 3.41 per cent.

4	Principal and interest payments are made semi-annually over the life of the senior secured notes.

5
Subsequent to the debt issuance, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier. The Company's remaining 15 per cent interest is accounted for using the equity method. Refer to Note 27, Acquisitions and dispositions, for additional information.

		2019		2018
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian	2020	250	11.8%	350	11.4%
U.S. (2019 and 2018 – US$400)	2021	518	9.9%	546	9.9%
Medium Term Notes
Canadian	2021 to 2049	9,491	4.6%	7,504	4.8%
Senior Unsecured Notes
U.S. (2019 – US$14,792; 2018 – US$17,192)	2020 to 2049	19,174	5.2%	23,456	5.1%
		29,433		31,856
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian	2024	100	9.9%	100	9.9%
U.S. (2019 and 2018 – US$200)	2023	259	7.9%	273	7.9%
Medium Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2019 and 2018 – US$33)	2026	42	7.5%	44	7.5%
		905		921
COLUMBIA PIPELINE GROUP, INC.
Senior Unsecured Notes
U.S. (2019 and 2018 – US$2,250)[2]	2020 to 2045	2,916	4.4%	3,070	4.4%
TC PIPELINES, LP
Unsecured Loan Facility
U.S. (2019 – nil; 2018 – US$40)		—	—	55	3.8%
Unsecured Term Loan
U.S. (2019 – US$450; 2018 – US$500)	2022	583	2.9%	682	3.6%
Senior Unsecured Notes
U.S. (2019 and 2018 – US$1,200)	2021 to 2027	1,556	4.4%	1,637	4.4%
		2,139		2,374
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2019 and 2018 – US$672)	2021 to 2026	872	7.2%	918	7.2%

		2019		2018
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)
GAS TRANSMISSION NORTHWEST LLC
Unsecured Term Loan
U.S. (2019 – nil; 2018 – US$35)		—	—	48	3.3%
Senior Unsecured Notes
U.S. (2019 and 2018 – US$250)	2020 to 2035	324	5.6%	341	5.6%
		324		389
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2019 – US$219; 2018 – US$240)	2021 to 2030	284	7.7%	327	7.7%

PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Unsecured Loan Facility
U.S. (2019 – US$39; 2018 – US$19)	2023	51	3.0%	26	3.6%
TUSCARORA GAS TRANSMISSION COMPANY
Unsecured Term Loan
U.S. (2019 – US$23; 2018 – US$24)	2020	30	2.8%	33	3.5%
NORTH BAJA PIPELINE, LLC
Unsecured Term Loan
U.S. (2019 and 2018 – US$50)	2021	65	2.8%	68	3.5%
		37,019		39,982
Current portion of long-term debt		(2,705)		(3,462)
Unamortized debt discount and issue costs		(228)		(241)
Fair value adjustments[3]		194		230
		34,280		36,509

1
Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. The effective interest rate is calculated by discounting the expected future interest payments, adjusted for loan fees, premiums and discounts. Weighted average and effective interest rates are stated as at the respective outstanding dates.

2
Certain subsidiaries of Columbia have guaranteed the principal payments of Columbia’s senior unsecured notes. Each guarantor of Columbia’s obligations is required to comply with covenants under the debt indenture and in the event of default, the guarantors would be obligated to pay the principal and related interest.

3
The fair value adjustments include $193 million (2018 – $232 million) related to the acquisition of Columbia. These adjustments also include an increase of $1 million (2018 – decrease of $2 million) related to hedged interest rate risk. Refer to Note 25, Risk management and financial instruments, for additional information.

Schedule of Repayments of Long-Term Debt
At December 31, 2019, principal repayments for the next five years on the Company's long-term debt are approximately as follows:

(millions of Canadian $)	2020	2021	2022	2023	2024

Principal repayments on long-term debt	2,705	1,966	1,932	1,897	289

Schedule of Retired Long-Term Debt
The Company retired/repaid long-term debt over the three years ended December 31, 2019 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	November 2019	Senior Unsecured Notes	US 700	2.125%
	November 2019	Senior Unsecured Notes	US 550	Floating
	May 2019	Medium Term Notes	13	9.35%
	March 2019	Debentures	100	10.50%
	January 2019	Senior Unsecured Notes	US 750	7.125%
	January 2019	Senior Unsecured Notes	US 400	3.125%
	August 2018	Senior Unsecured Notes	US 850	6.50%
	March 2018	Debentures	150	9.45%
	January 2018	Senior Unsecured Notes	US 500	1.875%
	January 2018	Senior Unsecured Notes	US 250	Floating
	December 2017	Debentures	100	9.80%
	November 2017	Senior Unsecured Notes	US 1,000	1.625%
	June 2017	Acquisition Bridge Facility[1]	US 1,513	Floating
	February 2017	Acquisition Bridge Facility[1]	US 500	Floating
	January 2017	Medium Term Notes	300	5.10%
TC PIPELINES, LP
	June 2019	Unsecured Term Loan	US 50	Floating
	December 2018	Unsecured Term Loan	US 170	Floating
GAS TRANSMISSION NORTHWEST LLC
	May 2019	Unsecured Term Loan	US 35	Floating
COLUMBIA PIPELINE GROUP, INC.
	June 2018	Senior Unsecured Notes	US 500	2.45%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	May 2018	Senior Secured Notes	US 18	5.90%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
	March 2018	Senior Unsecured Notes	US 9	6.73%
TUSCARORA GAS TRANSMISSION COMPANY
	August 2017	Senior Secured Notes	US 12	3.82%
TRANSCANADA PIPELINE USA LTD.
	June 2017	Acquisition Bridge Facility[1]	US 630	Floating
	April 2017	Acquisition Bridge Facility[1]	US 1,070	Floating
1
These facilities were put in place to finance a portion of the Columbia acquisition and were fully retired in 2017.

Schedule of Interest Expense

year ended December 31	2019	2018	2017
(millions of Canadian $)

Interest on long-term debt	1,931	1,877	1,794
Interest on junior subordinated notes	427	391	348
Interest on short-term debt	106	73	33
Capitalized interest	(186)	(124)	(173)
Amortization and other financial charges[1]	55	48	67
	2,333	2,265	2,069

1
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and losses on derivatives used to manage the Company's exposure to changes in interest rates.